Commitments (Details) $ in Millions	Dec. 31, 2015 USD ($)
Summary of future minimum payments for noncancelable operating leases, purchase obligations and other liabilities
Operating Leases, 2015	$ 13.2
Operating Leases, 2016	7.6
Operating Leases, 2017	5.7
Operating Leases, 2018	5.4
Operating Leases, 2019	5.1
Operating Leases, Thereafter	11.0
Totals, Operating Leases	48.0
Purchase Obligations, 2015	176.5
Purchase Obligations, 2016	29.6
Purchase Obligations, 2017	21.8
Purchase Obligations, 2018	2.6
Purchase Obligations, 2019	1.8
Purchase Obligations, Thereafter	0.3
Totals, Purchase Obligations	232.6
Total, 2014	189.7
Total, 2015	37.2
Total, 2016	27.5
Total, 2017	8.0
Total, 2018	6.9
Total, Thereafter	11.3
Totals	$ 280.6